Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2040 Fund - Fidelity Advisor Freedom 2040 Fund - Class Z6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555